 [SENTRY LIFE INSURANCE COMPANY OF NEW YORK LOGO]

                                                                   VOLUME 1 OF 2

                                  THE PATRIOT

                           SENTRY VARIABLE ACCOUNT I

                                    [PHOTO]
                                 ANNUAL REPORT

             A flexible premium deferred Variable Annuity funded by
                   Neuberger Berman Advisers Management Trust

                               DECEMBER 31, 1999

Dear Contract Owner:                                           February 15, 2000

I am pleased to announce that as of January 7, 2000 the Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The Variable Account no longer invests in Neuberger Berman Advisers Management Trust, Inc.

The investment managers for these new portfolios are: T. Rowe Price and Associates, Inc. and Janus Capital Corporation.

On January 7, 2000 each Sentry Life variable contract owner was sent a Notice of Substitution of Shares and a new contract prospectus. Please refer to your contract prospectus dated January 7, 2000 for a complete description of the following portfolios:

T. Rowe Price Fixed Income Series, Inc.
-      T. Rowe Price Prime Reserve Portfolio
-      T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Equity Series, Inc.
-       T. Rowe Price Personal Strategy Balanced Portfolio

Janus Aspen Institutional Series
-       Janus Aggressive Growth Portfolio

You may make transfers as you wish among the new portfolios without charge. To initiate a transfer, make a written request or call (800) 533-7827 to authorize a telephone transfer.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,



/S/ HAROLD A. RICE
Harold A. Rice, President and Chief Operating Officer
Sentry Life of New York

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           SENTRY VARIABLE ACCOUNT I

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999

ASSETS:
Investments at market value:

  Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 97,762
          shares (cost $97,762)                                                 $   97,762

     Growth Portfolio, 55,540
          shares (cost $1,311,341)                                               2,069,993

     Limited Maturity Bond Portfolio, 6,839
          shares (cost $93,100)                                                     90,545

     Balanced Portfolio, 15,843
          shares (cost $243,709)                                                   330,944
                                                                                ----------
          Total investments                                                      2,589,244

Dividends receivable                                                                   393
                                                                                ----------
          Total assets                                                           2,589,637

LIABILITIES:

Accrued expenses                                                                    1,649
                                                                               ----------
NET ASSETS                                                                     $2,587,988
                                                                               ==========

   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS
For the Years ended December 31, 1999 and 1998

                                                          SUB-ACCOUNTS INVESTING IN:
                                                          -------------------------
                                                                 LIQUID ASSET                    GROWTH
                                                                  PORTFOLIO                     PORTFOLIO
                                                                ------------                    ---------

                                                             1999          1998           1999           1998
                                                             ----          ----           ----           ----

Income:
     Dividends                                             $4,437         $5,206        $      -      $       -
Expenses:
     Mortality and expense risk                             1,288          1,382          18,088         17,252
                                                           ------         ------        --------      ---------
Net investment income (loss)                                3,149          3,824         (18,088)       (17,252)
                                                           ------         ------        --------      ---------
Realized gains (losses) on investments:
     Realized net investment gain (loss)                        -              -          21,476          2,114
     Capital gain distributions received                        -              -          77,878        392,329
                                                           ------         ------        --------      ---------

     Realized gain (loss) on investments and
       capital gain distributions, net                          -              -          99,354        394,443
Unrealized appreciation (depreciation), net                     -              -         597,726       (184,860)
                                                           ------         ------        --------      ---------
Net increase in net assets from operations                 $3,149         $3,824        $678,992      $ 192,331
                                                           ======         ======        ========      =========



The accompanying notes are an integral part of these financial statements


    LIMITED MATURITY                      BALANCED
     BOND PORTFOLIO                       PORTFOLIO                             TOTAL
  ---------------------              ---------------------              ---------------------



  1999             1998              1999              1998             1999             1998
  ----             ----              ----              ----             ----             ----
$ 5,438          $ 6,445           $ 4,547          $  6,179         $ 14,422         $ 17,830

  1,137            1,257             3,477             3,203           23,990           23,094
-------          -------           -------          --------         --------         --------
  4,301            5,188             1,070             2,976           (9,568)          (5,264)
-------          -------           -------          --------         --------         --------

   (232)              26            (1,779)              552           19,465            2,692
     --               --             6,736            43,400           84,614          435,729
-------          -------           -------          --------         --------         --------

   (232)              26             4,957            43,952          104,079          438,421
 (3,810)          (2,035)           74,630           (18,268)         668,546         (205,163)
-------          -------           -------          --------         --------         --------
$   259          $ 3,179           $80,657          $ 28,660         $763,057         $227,994
=======          =======           =======          ========         ========         ========



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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years ended December 31, 1999 and 1998


                                                              SUB-ACCOUNTS INVESTING IN:
                                                              -------------------------
                                                                      LIQUID ASSET                         GROWTH
                                                                       PORTFOLIO                          PORTFOLIO
                                                                 --------------------             ------------------------
                                                                 1999            1998             1999                1998
                                                                 ----            ----             ----                ----
Net increase (decrease) in net assets
     from operations:
     Net investment income (loss)                             $   3,149        $  3,824        $  (18,088)        $   (17,252)
     Realized gains (losses)                                         --              --            99,354             394,443
     Unrealized appreciation (depreciation)                          --              --           597,726            (184,860)
                                                              ---------        --------        ----------         -----------
Net increase in net assets from operations                        3,149           3,824           678,992             192,331
                                                              ---------        --------        ----------         -----------
Contract transactions:
     Purchase payments                                            7,917           7,706            12,130              10,802
     Transfers between subaccounts, net                         (12,000)             --            12,000                 926
     Withdrawals                                                (20,889)           (568)         (111,042)           (176,196)
     Contract maintenance fees                                     (206)           (245)           (1,525)             (1,608)
     Surrender charges                                             (133)             --              (299)             (1,489)
                                                              ---------        --------        ----------         -----------
Net increase (decrease) in net assets
     derived from principal transactions                        (25,311)          6,893           (88,736)           (167,565)
                                                              ---------        --------        ----------         -----------
Total increase (decrease) in net assets                         (22,162)         10,717           590,256              24,766
Net assets at beginning of year                                 119,466         108,749         1,479,545           1,454,779
                                                              ---------        --------        ----------         -----------
Net assets at end of year                                     $  97,304        $119,466        $2,069,801         $41,479,545
                                                              =========        ========        ==========         ===========



The accompanying notes are an integral part of these financial statements


        LIMITED MATURITY                         BALANCED
         BOND PORTFOLIO                          PORTFOLIO                                    TOTAL
    ------------------------            ---------------------------              -------------------------------

      1999            1998                1999               1998                  1999                   1998
    --------        --------            --------           --------              --------               --------


    $  4,301        $  5,188            $  1,070           $  2,976              $   (9,568)            $   (5,264)
        (232)             26               4,957             43,952                 104,079                438,421
      (3,810)         (2,035)             74,630            (18,268)                668,546               (205,163)
    --------        --------            --------           --------              ----------             ----------
         259           3,179              80,657             28,660                 763,057                227,994
    --------        --------            --------           --------              ----------             ----------
           -               -              10,295             25,229                  30,342                 43,737
           -            (926)                  -                  -                       -                      -
     (11,492)         (3,299)            (54,422)           (20,843)               (197,845)              (200,906)
        (108)           (161)               (531)              (567)                 (2,370)                (2,581)
         (82)              -                (465)              (439)                   (979)                (1,928)
    --------        --------            --------           --------              ----------             ----------
     (11,682)         (4,386)            (45,123)             3,380                (170,852)              (161,678)
    --------        --------            --------           --------              ----------             ----------
     (11,423)         (1,207)             35,534             32,040                 592,205                 66,316
     101,590)        102,797             295,182            263,142               1,995,783              1,929,467
    --------        --------            --------           --------              ----------             ----------
    $ 90,167        $101,590            $330,716           $295,182              $2,587,988             $1,995,783
    ========        ========            ========           ========              ==========             ==========

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 and 1998

1.   ORGANIZATION AND CONTRACTS

     The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

     A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.   SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS

     Investments in the Trust are valued at the reported net asset values of the portfolios, which value their investment securities at fair value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

     FEDERAL INCOME TAXES

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 1999 and 1998

3.   EXPENSES

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $1,649 at December 31, 1999.

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

December 31, 1999 and 1998

4.   NET ASSETS

     At December 31, 1999 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:


                                         ACCUMULATION       ACCUMULATION
                                             UNITS           UNIT VALUE        VALUE
                                        -------------       ------------    -----------
        Liquid Asset Portfolio               5,260           $18.50         $    97,304
        Growth Portfolio                    24,130            85.78           2,069,801
        Limited Maturity Bond Portfolio      3,590            25.11              90,167
        Balanced Portfolio                  11,081            29.85             330,716
                                                                            -----------
          Total net assets                                                  $ 2,587,988
                                                                            ===========

     At December 31, 1999 significant concentrations of ownership were as follows:

                                          NUMBER OF
                                        CONTRACT OWNERS       PERCENTAGE OWNED
                                        ---------------       ----------------

        Liquid Asset Portfolio                  5                   80.9
        Growth Portfolio                        1                   24.0
        Limited Maturity Bond Portfolio         3                   72.6
        Balanced Portfolio                      1                   16.1



     At December 31, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:


                                         ACCUMULATION        ACCUMULATION
                                             UNITS            UNIT VALUE       VALUE
                                         ------------        ------------   -----------

        Liquid Asset Portfolio              6,654            $17.95         $   119,466
        Growth Portfolio                    5,635             57.72           1,479,545
        Limited Maturity Bond Portfolio     4,056             25.05             101,590
        Balanced Portfolio                 13,054             22.61             295,182
                                                                            -----------
          Total net assets                                                  $ 1,995,783
                                                                            ===========


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NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 1999 and 1998


5.   PURCHASES AND SALES OF SECURITIES

     In 1999, purchases and proceeds on sales of the Trust's shares aggregated $142,777 and $238,550, respectively, and were as follows:


                         LIQUID ASSET     GROWTH      LIMITED MATURITY     BALANCED
                          PORTFOLIO      PORTFOLIO     BOND PORTFOLIO      PORTFOLIO        TOTAL
                         ------------    ---------    ----------------     ---------      --------

     Purchases             $12,702       $102,304         $ 5,438           $22,333       $142,777
     Proceeds on sales      34,533        131,158          12,678            60,181        238,550


     In 1998, purchases and proceeds on sales of the Trust's shares aggregated $498,222 and $230,340, respectively, and were as follows:


                         LIQUID ASSET     GROWTH      LIMITED MATURITY     BALANCED
                          PORTFOLIO      PORTROLIO     BOND PORTFOLIO      PORTFOLIO       TOTAL
                         ------------    ---------    ----------------     ----------     --------

     Purchases             $12,909       $404,052          $6,445           $74,816       $498,222
     Proceeds on sales       1,813        197,291           6,386            24,850        230,340



6.   SUBSEQUENT EVENT

     On January 7, 2000, the Variable Account transferred assets from Neuberger Berman Advisers Management Trust to T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The transfer had no effect on the Variable Account Portfolios' unit value or number of units.

                        REPORT OF INDEPENDENT ACCOUNTANTS


THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1999, and the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




/S/ PRICEWATERHOUSE COOPER L.L.P.


Chicago, Illinois
February 10, 2000

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[SENTRY LIFE INSURANCE COMPANY OF NEW YORK LOGO]
P.O. Box 4944
Syracuse, NY  13221
(315) 453-6301
Service Office (800) 533-7827